Summary of Significant Accounting Policies - Concentration of Credit Risk (Detail)	12 Months Ended
	Dec. 31, 2023 item Institution	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Number of suppliers | item	3
Maximum [Member]
Concentration Risk [Line Items]
Period that would require for locating and qualifying alternate sources if the suppliers fail to meet supply commitments	2 years
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Affiliated Entity [Member] | CSL Vifor [Member]
Concentration Risk [Line Items]
Concentration of revenue percentage	92.00%	100.00%	92.00%
Cash And Cash Equivalents And Marketable Securities [Member]
Concentration Risk [Line Items]
Number of financial institutions | Institution	3